Selected Statement of Operations Data (Tables)	12 Months Ended
Dec. 31, 2021
Selected Statement of Operations Data [Abstract]
Schedule of revenues classified by product lines
	Years Ended December 31,
	2 0 2 1	2 0 2 0	2 0 1 9
	U.S. dollars in thousands

Product line “A”	$12,069	$11,986	$13,591
Product line “B”	2,286	2,642	2,956
Product line “C”	11,976	8,746	6,117
	$26,331	$23,374	$22,664

Schedule of geographical revenues classified by geographical location of the customers
	Years Ended December 31,
	2 0 2 1	2 0 2 0	2 0 1 9
	U.S. dollars in thousands

The Americas	$9,421	$10,355	$12,030
Europe	14,702	11,734	8,839
Israel	1,366	893	1,272
Other	842	392	523
	$26,331	$23,374	$22,664

Schedule of financial income, net
	Years Ended December 31,
	2 0 2 1	2 0 2 0	2 0 1 9
	U.S. dollars in thousands
Income:
Interest on bank deposits and short-term investments	$110	$172	$219
Non-dollar currency gains, net	-	147	89
Income from marketable securities	-	83	165
Realized gain from sale of available-for-sale securities	3	-	24
	113	402	497
Expenses:
Non-dollar currency losses, net	(8)	-	-
Unrealized loss from marketable securities	(1)	-	-
Bank commissions and charges	(49)	(23)	(14)
	(58)	(23)	(14)
	$55	$379	$483

Schedule of computation of basic and diluted EPS
	Years Ended December 31,
	2 0 2 1	2 0 2 0	2 0 1 9
	In thousands

Weighted average number of shares issued and outstanding - used in computation of basic EPS	20,006	19,907	19,746
Incremental shares from assumed exercise of options	264	231	216
Weighted average number of shares used in computation of diluted EPS	20,270	20,138	19,962